Average Annual Total Returns{- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2005 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	9.68%	6.59%	[1]	7.51%	4.76%	[1]	9.18%	6.76%	[1]

[1]	(a)From June 7, 2017